7. OIL AND GAS PROPERTIES (Details 1) (USD $)	Dec. 31, 2012
Oil And Gas Properties Details 1
Cash paid at closing	$ 2,827,387
Amount payable in cash or Series A Preferred Stock on November 13, 2012	1,000,000
Carried interest obligation	699,372
Common Stock issued for services	28,560
Series A Preferred Stock issuable	172,500
Other acquisition costs	186,805
Ending balance	$ 4,914,624